INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment properties
Investment properties at beginning of period	¥ 1,814,589		¥ 1,601,876
Transfer from property, plant and equipment (Note 7)	47,419		139,377
Transfer to right-of-use assets (Note 22)	(5,997)
Transfer to right-of-use assets (Note 22)	46,981		90,314
Disposals	(982)
Additions	107,371
Others			7,472
Depreciation	(44,777)		(24,450)	¥ (24,405)
Investment properties at end of period	1,917,623	$ 278,029	1,814,589	1,601,876
Cost
Investment properties
Investment properties at beginning of period	2,126,206
Investment properties at end of period	2,321,749		2,126,206
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(311,617)
Investment properties at end of period	(404,126)		(311,617)
Buildings
Investment properties
Investment properties at beginning of period	608,966		481,489
Transfer from property, plant and equipment (Note 7)	47,419		139,377
Disposals	(982)
Additions	92,708
Depreciation	(23,690)		(11,900)
Investment properties at end of period	724,421		608,966	481,489
Buildings | Cost
Investment properties
Investment properties at beginning of period	779,253
Investment properties at end of period	966,751		779,253
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(170,287)
Investment properties at end of period	(242,330)		(170,287)
Land use rights
Investment properties
Investment properties at beginning of period	1,205,623		1,120,387
Transfer to right-of-use assets (Note 22)	(5,997)
Transfer to right-of-use assets (Note 22)			90,314
Additions	14,663
Others			7,472
Depreciation	(21,087)		(12,550)
Investment properties at end of period	1,193,202		1,205,623	¥ 1,120,387
Land use rights | Cost
Investment properties
Investment properties at beginning of period	1,346,953
Investment properties at end of period	1,354,998		1,346,953
Land use rights | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(141,330)
Investment properties at end of period	¥ (161,796)		¥ (141,330)